Fair value (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement Assets And Liabilities [Abstract]
Summary of Fair Value Measurement of Assets and Liabilities

The following table presents an analysis of the financial instruments that are measured at their fair value, including the level of hierarchy of fair value. The amounts are based on the balances presented in the consolidated statement of financial position.

	As of December 31, 2025
	Quoted price in active markets	Significant observable inputs	Significant unobservable inputs
	Level 1	Level 2	Level 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Financial investments
At fair value through profit or loss (*)	247,299	666,443	1,052,249	1,965,991
Debt instruments measured at fair value through other comprehensive income	13,732,571	7,566,826	—	21,299,397
Equity instruments measured at fair value through other comprehensive income	518,843	3,675	33,631	556,149
Derivatives receivable	—	120,878	—	120,878
	14,498,713	8,357,822	1,085,880	23,942,415
Accrued interest				363,254
Total financial assets				24,305,669
Financial liabilities
Derivatives payable	—	207,084	—	207,084
Total financial liabilities	—	207,084	—	207,084

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Financial investments
At fair value through profit or loss (*)	304,659	459,767	1,012,141	1,776,567
Debt instruments measured at fair value through other comprehensive income	12,722,114	7,655,691	—	20,377,805
Equity instruments measured at fair value through other comprehensive income	406,778	13,850	37,640	458,268
Derivatives receivable	—	143,201	—	143,201
	13,433,551	8,272,509	1,049,781	22,755,841
Accrued interest				347,087
Total financial assets				23,102,928
Financial liabilities
Derivatives payable	—	102,288	—	102,288
Liabilities at fair value through profit or loss	61,153	—	—	61,153
Total financial liabilities	61,153	102,288	—	163,441

(*) As of December 31, 2025 and 2024, correspond mainly to participation in mutual funds, and investment funds and shares.

Summary of significant unobservable inputs used in fair value measurement of assets

The table below presents a description of significant unobservable data used in valuation:

	Valuation technique	Significant unobservable inputs	Valuation		Sensitivity of inputs to fair value
			2025	2024
Private Equity Stocks	Net asset value	NAV	Depends on each investment	Depends on each investment	10 percent increase (decrease) in the NAVs would result in an increase (decrease) in fair value by S/12,086,000 as of December 31, 2025 and S/8,096,000 as of December 31, 2024.
Private equity funds	Net asset value	NAV	Depends on each investment	Depends on each investment	10 percent increase (decrease) in the NAVs would result in an increase (decrease) in fair value by S/93,138,000 as of December 31, 2025 and S/93,119,000 as of December 31, 2024.
Non-listed shares	Equity method	-	According to price risk	According to price risk	5 percent increase (decrease) of the price would result in an increase in fair value of S/1,682,000 as of December 31, 2025 and S/1,882,000 as of December 31, 2024.

Summary of fair value measurement of assets

The table below includes a reconciliation of fair value measurement of financial instruments classified by the Group within Level 3 of the valuation hierarchy:

	2025	2024
	S/(000)	S/(000)
Initial balance as of January 1	1,049,781	919,866
Purchases	103,912	81,369
Sales	(122,565)	(78,231)
Gain recognized on the consolidated statement of income	54,752	126,777
Balance as of December 31	1,085,880	1,049,781

Summary of fair value measurement of assets and liabilities levels of hierarchy

The table below presents the disclosure of the comparison between the carrying amounts and fair values of the Group’s financial instruments that are not measured at their fair value, presented by level of fair value hierarchy:

	As of December 31, 2025					As of December 31, 2024
	Level 1	Level 2	Level 3	Fair value	Book value	Level 1	Level 2	Level 3	Fair value	Book value
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	14,035,949	—	—	14,035,949	14,035,949	12,615,226	—	—	12,615,226	12,615,226
Inter-bank funds	—	40,006	—	40,006	40,006	—	220,060	—	220,060	220,060
Investments at amortized cost	4,026,559	140,840	—	4,167,399	3,989,015	3,775,935	98,658	—	3,874,593	3,898,198
Loans, net	—	50,189,528	—	50,189,528	50,770,150	—	48,333,964	—	48,333,964	49,229,448
Due from customers on acceptances	—	51,332	—	51,332	51,332	—	9,163	—	9,163	9,163
Other accounts receivable and other assets, net	—	1,135,362	—	1,135,362	1,135,362	—	1,588,600	—	1,588,600	1,588,600
Reinsurance contract assets	—	57,182	—	57,182	57,182	—	18,602	—	18,602	18,602
Total	18,062,508	51,614,250	—	69,676,758	70,078,996	16,391,161	50,269,047	—	66,660,208	67,579,297
Liabilities
Deposits and obligations	—	56,042,175	—	56,042,175	56,027,630	—	53,770,487	—	53,770,487	53,768,028
Inter-bank funds	—	55,019	—	55,019	55,019	—	—	—	—	—
Due to banks and correspondents	—	7,183,314	—	7,183,314	7,166,014	—	7,706,223	—	7,706,223	7,562,057
Bonds, notes and other obligations	4,976,125	710,793	—	5,686,918	5,590,408	5,163,150	838,662	—	6,001,812	6,075,433
Due from customers on acceptances	—	51,332	—	51,332	51,332	—	9,163	—	9,163	9,163
Insurance and reinsurance contract liabilities	—	13,063,254	—	13,063,254	13,063,254	—	12,524,320	—	12,524,320	12,524,320
Other accounts payable and other liabilities	—	4,172,085	—	4,172,085	4,172,085	—	4,024,513	—	4,024,513	4,024,513
Total	4,976,125	81,277,972	—	86,254,097	86,125,742	5,163,150	78,873,368	—	84,036,518	83,963,514